Form N-1A Cover	Jul. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 31, 2025
Registrant Name	First Trust Exchange-Traded Fund III
Entity Central Index Key	0001424212
Entity Investment Company Type	N-1A
Document Effective Date	Jan. 02, 2026
Document Period End Date	Jul. 31, 2025
First Trust California Municipal High Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus, or statement of additional information, effective as of January 1, 2026, First Trust Advisors L.P., the Fund’s investment advisor, has agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in total annual unitary management fees after the waiver of 0.49%. The fee waiver applies to annual unitary management fees only, and not to any other Fund expenses such as acquired fund fees or extraordinary expenses.

Please note that during any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.